As filed with the Securities and Exchange Commission on April 2, 2015

Securities Act File No. 333-170122

Investment Company File No. 811-22487

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 213	☒

and/or

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1940	☒
Amendment No. 215	☒

(Check appropriate box or boxes)

DBX ETF TRUST

(Exact name of Registrant as specified in its charter)

60 Wall Street

New York, New York 10005

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-5883

Alex Depetris

DBX ETF Trust

60 Wall Street

New York, New York 10005

(Name and Address of Agent for Service)

Copy to: Stuart Strauss, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 152 to its Registration Statement until May 1, 2015. Parts A, B and C of Registrant’s Post-Effective Amendment No. 152 under the Securities Act of 1933 and Amendment No. 154 under the Investment Company Act of 1940, filed on November 12, 2014, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York and state of New York on the 2nd day of April, 2015.

DBX ETF Trust

By:	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities stated and on the dates indicated.

	SIGNATURE	CAPACITY	DATE
/s/ Alex Depetris
	Alex Depetris	Trustee and Chairman, President,	April 2, 2015
Chief Executive Officer and Secretary
/s/ Michael Gilligan
	Michael Gilligan	Treasurer, Chief Financial Officer and Controller	April 2, 2015

/s/ J. David Officer*
	J. David Officer	Trustee	April 2, 2015

/s/ Stephen R. Byers*
	Stephen R. Byers	Trustee	April 2, 2015

/s/ George O. Elston*
	George O. Elston	Trustee

*By:	/s/ Alex Depetris		April 2, 2015
Alex Depetris (attorney-in-fact)